STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 9 - STOCK-BASED COMPENSATION

In 2016, Former Ensysce adopted the Ensysce Biosciences, Inc. 2016 Stock Incentive Plan (the “2016 Plan”). The 2016 Plan, as amended, allowed for the issuance of non-statutory stock options, incentive stock options and other equity awards to Former Ensysce’s employees, directors, and consultants.

In March 2019, Former Ensysce adopted the 2019 Directors Plan, which was amended in August 2020. The 2019 Directors Plan, as amended, allowed for the issuance of shares of Former Ensysce’s common stock pursuant to the grant of non-statutory stock options.

In addition to the 2016 Plan and the 2019 Directors Plan, the Company has two legacy equity incentive plans (the “Legacy Plans”). No additional equity awards may be made under the Legacy Plans and the outstanding options will expire if unexercised by certain dates through August 2024.

In connection with the Business Combination, the Company assumed the 2021 Omnibus Incentive Plan (the “2021 Omnibus Plan”), which was approved by LACQ’s board and subsequently LACQ’s stockholders at a special stockholder meeting on June 28, 2021. The 2021 Omnibus Plan provides for the conversion with existing terms of the 4,444,068 options outstanding under Former Ensysce stock plans and reserves for issuance an additional 1,000,000 shares for future awards under the 2021 Omnibus Plan. On January 26, 2022, the 2021 Omnibus Plan was amended and restated to include an additional 3,000,000 shares available for future grant and to provide for future annual increases. No further awards may be made under the Former Ensysce stock plans.

The Company recognized within general and administrative expense stock-based compensation expense of $228,823 and $602,767 for the three and six months ended June 30, 2022, and $36,373 and $80,193 for the three and six months ended June 30, 2021. During the three and six months ended June 30, 2022, the Company recognized stock-based compensation expense of $66,756 and $95,246 within research and development. During the three and six months ended June 30, 2021, there was no stock-based compensation allocated to research and development.

Option Activity

During the six months ended June 30, 2022, the Company granted stock options to purchase an aggregate of 2,291,000 shares of common stock to employees, consultants and members of the board of directors. The options vest over periods between 0 and 4 years and have an exercise price of between $0.43 and $6.28 per share. There were no stock option grants in 2021.

The following table summarizes the Company’s stock option activity during the six months ended June 30, 2022:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2021	4,444,068	$2.40	6.00	$10,207,306
Granted	2,291,000	3.86	7.63	46,515
Exercised	-	-	-	-
Expired / Forfeited	-	-	-	-
Outstanding at June 30, 2022	6,735,068	2.90	6.91	46,515
Exercisable at June 30, 2022	5,619,542	3.11	6.37	-
Vested and expected to vest	6,735,068	2.90	6.91	46,515

Option Valuation

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows (there were no grants issued in 2021):

Six Months Ended
June 30, 2022
Stock price	$0.43 - $1.70
Exercise price	$0.43 - $6.28
Expected stock price volatility	76.61 - 95.87%
Expected term (years)	5.19 -10.00
Risk-free interest rate	1.52% - 3.14%
Expected dividend yield	0%

●	Expected stock-price volatility. The expected volatility is derived from the historical volatilities of publicly traded companies within the Company’s industry that the Company considers to be comparable to the Company’s business over a period approximately equal to the expected term.
●	Expected term. The expected term represents the period that the stock-based awards are expected to be outstanding. The Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate an expected term due to a lack of sufficient data. Therefore, the Company estimates the expected term for employees by using the simplified method provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average of the time-to-vesting and the contractual life of the options.
●	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term.
●	Expected dividend yield. The expected dividend is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on the Company’s common stock.

The weighted-average grant date fair value of options granted during the six months ended June 30, 2022 was $0.96. There were no options granted during the six months ended June 30, 2021.

As of June 30, 2022, the Company had an aggregate of $819,956 of unrecognized share-based compensation cost, which is expected to be recognized over the weighted average period of 1.7 years.

Restricted Stock Units

During the six months ended June 30, 2022, the Company granted 927,358 restricted stock unit (“RSU”) awards (weighted average fair value of $1.04), issued 647,358 shares of common stock for vested RSU awards (weighted average fair value of $1.29) and cancelled 150,000 RSU awards. The remaining 130,000 awards (weighted average fair value of $0.99) outstanding are subject to time-based and market vesting conditions and are scheduled to vest by December 2023. The estimated fair value of each of the Company’s was determined on the date of grant based on the closing price of the Company’s common stock on the previous trading date.

Shares Reserved for Future Issuance

The following shares of common stock are reserved for future issuance:

June 30, 2022
Awards outstanding under the 2021 Omnibus Incentive Plan	6,865,068
Awards available for future grant under 2021 Omnibus Incentive Plan	931,642
Warrants outstanding	21,090,873
Total shares of common stock reserved for future issuance	28,887,583

NOTE 9 - STOCK-BASED COMPENSATION

In 2016, Former Ensysce adopted the Ensysce Biosciences, Inc. 2016 Stock Incentive Plan (the “2016 Plan”). The 2016 Plan, as amended, allowed for the issuance of non-statutory stock options, incentive stock options and other equity awards to Former Ensysce’s employees, directors, and consultants.

In March 2019, Former Ensysce adopted the 2019 Directors Plan, which was amended in August 2020. The 2019 Directors Plan, as amended, allowed for the issuance of shares of Former Ensysce’s common stock pursuant to the grant of non-statutory stock options.

In addition to the 2016 Plan and the 2019 Directors Plan, the Company has two legacy equity incentive plans (the “Legacy Plans”). No additional equity awards may be made under the Legacy Plans and the outstanding options will expire if unexercised by certain dates through August 2024.

In connection with the Business Combination, the Company assumed the 2021 Omnibus Incentive Plan (the “2021 Omnibus Plan”), which was approved by LACQ’s board and subsequently LACQ’s stockholders at a special stockholder meeting on June 28, 2021. The 2021 Omnibus Plan provides for the conversion with existing terms of the 4,444,068 options outstanding under Former Ensysce stock plans and reserves for issuance an additional 1,000,000 shares for future awards under the 2021 Omnibus Plan. No further awards may be made under the Former Ensysce stock plans.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

As of December 31, 2021 and 2020, the options outstanding under each plan were as follows:

	December 31,
	2021	2020
Legacy Plans	-	543,106
2016 Plan	-	4,034,332
2019 Directors Plan	-	151,455
2021 Omnibus Plan	4,444,068	-
Total options outstanding	4,444,068	4,728,893

Option Activity

There were no stock option grants in 2021. During the year ended December 31, 2020, the Company granted stock options to purchase an aggregate of 131,700 shares of common stock to members of the board of directors under the 2019 Directors Plan. The options vest over three years and have an exercise price of $3.35 per share. The options were converted with their existing terms into the 2021 Omnibus Plan in connection with the Business Combination.

The Company recognized within general and administrative expense stock-based compensation expense of $121,764 and $178,679 for the year ended December 31, 2021 and 2020, respectively. During the year ended December 31, 2021 and 2020, there was no stock-based compensation allocated to research and development expense.

The following table summarizes the Company’s stock option activity during the year ended December 31, 2021:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2020	4,728,893	$2.28	6.80	$1,817,383
Granted	-	-		-
Exercised	(284,825)	0.91		472,453
Expired / Forfeited	-	-		-
Outstanding at December 31, 2021	4,444,068	2.40	6.00	10,207,306
Exercisable at December 31, 2021	4,337,971	2.38	5.90	10,055,725
Vested and expected to vest	4,444,068	2.40	6.00	10,207,306

Option Valuation

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows (there were no grants issued in 2021):

December 31, 2020
Stock price	$2.58
Exercise price	$3.35
Expected stock price volatility	124.0%
Expected term (years)	5.8
Risk-free interest rate	.27 – 1.52%
Expected dividend yield	0%

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

●	Stock price. Prior to the Business Combination, the stock price was determined by third party valuations of the Company’s common stock.

●	Expected stock-price volatility. The expected volatility is derived from the historical volatilities of comparable publicly traded companies within the Company’s industry over a period approximately equal to the expected term. The comparable companies were utilized as the Company’s stock does not have sufficient historical trading activity.

●	Expected term. The expected term represents the period that the stock-based awards are expected to be outstanding. The Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate an expected term due to a lack of sufficient data. Therefore, the Company estimates the expected term for employees by using the simplified method provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average of the time-to-vesting and the contractual life of the options.

●	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term.

●	Expected dividend yield. The expected dividend is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on the Company’s common stock.

The weighted-average grant date fair value of options granted during the year ended December 31, 2020 was $2.20. There were no options granted during the year ended December 31, 2021.

As of December 31, 2021, the Company had an aggregate of $37,690 of unrecognized share-based compensation cost, which is expected to be recognized over the weighted average period of 1.44 years.

Shares Reserved for Future Issuance

The following shares of common stock are reserved for future issuance:

December 31, 2021
Stock options outstanding	4,444,068
Stock options available for future grant under 2021 Omnibus Incentive Plan	1,000,000
Warrants outstanding	21,090,873
Total shares of common stock reserved for future issuance	26,534,941